Preferred shares	12 Months Ended
Dec. 31, 2012
Preferred shares
Preferred shares

10.  Preferred shares

On September 26, 2007, the Company issued 24,000,000 Series A convertible preferred shares (“Series A Shares”) to two strategic venture capital investors, SIG China Investments One, Ltd., (“SIG”) and Sequoia Capital China II, L.P. (“Sequoia”) (collectively, the “VC” or “Investors”) at $0.5417 per share for total consideration of $13,000,000 which accounts for 30% of the total outstanding equity of the Company. SIG and Sequoia each subscribed 12,000,000 shares of Series A Shares. Effective with the Company’s initial public offering on September 28, 2010, the 24,000,000 Series A converted into ordinary shares.

The cash proceeds, net of issuance costs of RMB 666, were recorded as the initial carrying value of the Series A Shares. Prior to the conversion into ordinary shares, the Series A shares were classified as mezzanine equity in the consolidated balance sheets as the shares were redeemable upon the occurrence of certain event outside the control of the Company.